Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for CEO (b)(1)(4)	Compensation Actually Paid to CEO (c)(2)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers (d)(4)	Average Compensation Actually Paid to Non-CEO Named Executive Officers (e)(5)	Value of Initial Fixed $100 Investment Based On Company Total Shareholder Return (“TSR”) (f)(3)	Net Income (loss) (h)
2024	$1,113,903	$1,236,136	$315,988	$301,622	$60.61	$(918,000)
2023	$1,098,749	$987,762	$497,334	$424,280	$41.13	$(1,980,000)
2022	$1,106,900	$574,614	$481,341	$390,338	$43.29	$(4,159,000)

PEO Total Compensation Amount	$ 1,113,903	$ 1,098,749	$ 1,106,900
PEO Actually Paid Compensation Amount	$ 1,236,136	987,762	574,614
Adjustment To PEO Compensation, Footnote

2024	CEO	Non-CEO NEOs
SCT Total	$1,113,903	$315,988
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(186,298)	(61,145)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	228,538	50,210
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	35,887	1,858
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	44,106	7,896
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(13,185)
Compensation Actually Paid	$1,236,136	$301,622

2023	CEO	Non-CEO NEOs
SCT Total	$1,098,749	$497,334
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(211,763)	(89,471)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	94,120	21,058
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(21,841)	(7,704)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	62,269
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	28,497	4,596
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(63,802)
Compensation Actually Paid	$987,762	$424,280

2022	CEO	Non-CEO NEOs
SCT Total	$1,106,900	$481,341
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(366,282)	(116,826)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	109,233	101,649
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(269,535)	(46,819)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(240,892)	(147,633)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	235,190	118,626
Compensation Actually Paid	$574,614	$390,338

Non-PEO NEO Average Total Compensation Amount	$ 315,988	497,334	481,341
Non-PEO NEO Average Compensation Actually Paid Amount	$ 301,622	424,280	390,338
Adjustment to Non-PEO NEO Compensation Footnote

2024	CEO	Non-CEO NEOs
SCT Total	$1,113,903	$315,988
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(186,298)	(61,145)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	228,538	50,210
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	35,887	1,858
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	44,106	7,896
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(13,185)
Compensation Actually Paid	$1,236,136	$301,622

2023	CEO	Non-CEO NEOs
SCT Total	$1,098,749	$497,334
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(211,763)	(89,471)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	94,120	21,058
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(21,841)	(7,704)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	62,269
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	28,497	4,596
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(63,802)
Compensation Actually Paid	$987,762	$424,280

2022	CEO	Non-CEO NEOs
SCT Total	$1,106,900	$481,341
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(366,282)	(116,826)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	109,233	101,649
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(269,535)	(46,819)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(240,892)	(147,633)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	235,190	118,626
Compensation Actually Paid	$574,614	$390,338

Compensation Actually Paid vs. Total Shareholder Return	The following graphs illustrates the relationship during 2022-2024 of the CAP for our CEO and non-CEO NEOs as calculated pursuant to SEC rules to our TSR.
Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship during 2022-2024 of the CAP for our CEO and non-CEO NEOs in relation to the Company’s net losses.
Compensation Actually Paid vs. Company Selected Measure	The following graph illustrates the relationship during 2022-2024 of the CAP for our CEO and non-CEO NEOs in relation to the Company’s net losses.
Total Shareholder Return Amount	$ 60.61	41.13	43.29
Net Income (Loss)	$ (918,000)	$ (1,980,000)	$ (4,159,000)
PEO Name	Mr. Lewis	Mr. Lewis	Mr. Lewis
Additional 402(v) Disclosure	This column (b) represents the amount of total compensation reported for Mr. Lewis (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.
(2)The dollar amounts reported in column (c) represent the amount of “compensation actually paid” (CAP) to Mr. Lewis, as computed in accordance with Item 402(v) of Regulation S-K, for the applicable year. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lewis during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments that were made to Mr. Lewis’s total compensation for each year to determine the compensation actually paid can be found on the subsequent two tables on the following page:
(3)To include the TSR for each covered year per Item 402(v)(2)(iv). The measurement point is from the last trading day before the Company’s earliest year to be included on the table (i.e. here the Measurement Period would be from January 1, 2022 to December 31, 2024. The amounts included in Column (f) are the TSR based on an initial investment of $100.)
(4)Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (“SCT”) on page 14. See the footnotes to the SCT for further detail regarding the amounts in these columns.
(5)The dollar amounts reported in column (e) represent the amounts of “compensation actually paid.” to NEOs not including Mr. Lewis. The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP):

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (186,298)	$ (211,763)	$ (366,282)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	228,538	94,120	109,233
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,887	(21,841)	(269,535)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,106	28,497	(240,892)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	235,190
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(61,145)	(89,471)	(116,826)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	50,210	21,058	101,649
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,858	(7,704)	(46,819)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	62,269	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,896	4,596	(147,633)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,185)	$ (63,802)	$ 118,626